Financial Debt - Recoverable cash and cash advances overview (Details) - Fair value - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of research and development expenses
Contract 6472	€ 1,571	€ 1,452
Contract 6839	2,214	2,333
Contract 6840	2,790	2,630
Contract 7388	1,856	1,712
Total Recoverable cash advances	8,431	8,127	€ 7,910
Non-current	8,126	7,656
Current	305	471
Total recoverable cash advances	€ 8,431	€ 8,127